UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 78.3%
8,000,000	Fidelity Institutional Money Market Fund, 0.05%1	$8,000,000

Principal
Amount

$6,102,043	UMB Money Market Fiduciary, 0.01%1	6,102,043

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,102,043)	14,102,043

	TOTAL INVESTMENTS – 78.3% (Cost $14,102,043)	14,102,043
	Other Assets in Excess of Liabilities2 – 21.7%	3,919,597

	TOTAL NET ASSETS – 100.0%	$18,021,640

1	The rate is the annualized seven-day yield at period end.
2	Includes appreciation (depreciation) on swap contracts.

See accompanying Notes to Schedule of Investments.

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAPS

				Pay/Receive			Premium	Unrealized
Counterparty	Reference Index	Ccy	Notional Amount	Total Return on Reference Index	Financing Rate3	Maturity Date	Paid (Received)	Appreciation (Depreciation)
Barclays	BEFSEDHS Index		$1,000,000	Receive	1.25%	10/25/2017	$-	$(3,161)
Barclays	BEFSRCCE Index		$2,152,037	Receive	0.75	10/25/2017	-	9,596
Barclays	BEFSRDVX Index		$11,153,625	Receive	N/A	7/31/2015	-	-
Barclays	BEFSRPSC Index		$2,054,889	Receive	0.75	10/25/2017	-	15,980
Barclays	BXCS1670 Index		$1,237,014	Receive	1.25	11/28/2014	-	(33)
Barclays	BXCS1673 Index		$1,523,899	Receive	0.70	1/30/2015		(28)
Barclays	BXCS1682 Index		$1,375,300	Receive	1.50	10/31/2017	-	(46)
Credit Suisse	CSGADLSE Index		$1,632,020	Receive	1.25	10/31/2014	-	(56)
Credit Suisse	SPVXVSP Index		$9,815,033	Receive	1.30	6/3/2015	-	(358)
Merrill Lynch	CORRK Index		$1,226,995	Receive	0.60	1/16/2015	-	(191)
Merrill Lynch	MLBX2SX6 Index		$2,089,516	Receive	1.10	6/30/2015	-	(70)
Merrill Lynch	MLEILSDF Index	EUR	503,644	Receive	0.25	5/2/2015		2,644
Merrill Lynch	MLESDLVS Index		$7,214,679	Receive	(0.30)	12/22/2014	-	56,431
Morgan Stanley	MSUSVXTI Index		$10,477,482	Receive	1.25	3/4/2015	-	(358)
Societe General	SGIXUSGC Index		$1,800,000	Receive	0.65	7/6/2015	-	(877)
Societe General	SGIXVIB2 Index		$3,700,000	Receive	1-Month USD-LIBOR plus 0.50	11/5/2014	-	(1,979)
Societe General	SGIXVIER Index		$2,900,000	Receive	0.50	11/5/2014	-	(1,087)
Societe General	SGMDDHUS Index		$7,900,000	Receive	0.65	11/3/2017	-	(3,709)
UBS	UBCIV24 Index		$1,100,000	Receive	1.00	10/31/2017	-	(15,115)
UBS	UBEMACS Index		$1,100,000	Receive	1.00	10/30/2017	-	(18,971)
TOTAL SWAP CONTRACTS							$-	$38,612

3	Financing rate is based upon predetermined notional amounts.

EUR – Euro

See accompanying Notes to Schedule of Investments.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
Ramius Strategic Volatility Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve positive return in extended unfavorable equity markets (such as a long-term decline in the equity markets) while minimizing the cost of providing such protection in other market environments.  The Fund commenced investment operations on October 1, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary
The Ramius Strategic Volatility Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Ramius Strategic Volatility Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ramius Alternative Solutions LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary may invest without limitation in commodity-linked swap agreements. The inception date of the Subsidiary was October 26, 2012.  As of September 30, 2014, assets of the Fund were $18,371,612, of which $4,091,865, or approximately 22%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund intends to enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

The total return swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

(d) Money Market Investments
The Fund invests a significant amount (44.4% as of September 30, 2014) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

The Fund invests a significant amount (33.9% as of September 30, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

Note 3 – Federal Income Taxes
At September 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$14,102,043

Gross unrealized appreciation	-
Gross unrealized depreciation	-

Net unrealized appreciation (depreciation) on investments	$-

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$14,102,043	$-	$-	$14,102,043
Other Financial Instruments*
Total Return Swap Contracts	$-	$84,651	$-	$84,651
Total Assets	$14,102,043	$84,651	$-	$14,186,694

Liabilities
Other Financial Instruments*
Total Return Swap Contracts	$-	$46,039	$-	$46,039
Total Liabilities	$-	$46,039	$-	$46,039

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

*	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/1/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/1/2014